7. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Capitalized mineral property acquisition costs
	June 30, 2015	December 31, 2014

Ann Mason	$40,889,455	$43,966,474
Other	421,356	453,064

Total	$41,310,811	$44,419,538

Exploration costs expensed

	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014

US	$806,962	$599,677	$2,338,709	$1,132,705
Mongolia	457,393	2,584	805,783	948,894
Other	64,703	155,064	82,175	239,872

Total all locations	$1,329,058	$757,325	$3,226,667	$2,321,471